Memorandum items - Schedule of off-balance sheet funds managed by the entity and joint ventures (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 181,880	€ 186,927	€ 168,254
Investment funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	142,189	145,987	131,965
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	14,021	16,078	15,577
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 25,670	€ 24,862	€ 20,712